Grant Revenue - Additional Information (Details) - USD ($)		3 Months Ended			12 Months Ended
	Sep. 19, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Grant [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized		$ 1,677,000	$ 506,000		$ 4,913,000	$ 224,000
CPRIT Contract [Member]
Disaggregation of Revenue [Line Items]
Maximum grant amount to be received as per grant contract	$ 17,600,000
Grant funding term	3 years
CPRIT grant funding term, description		The CPRIT Grant is subject to customary CPRIT funding conditions, including, but not limited to, a matching fund requirement (one dollar for every two dollars awarded by CPRIT), revenue sharing obligations upon commercialization of rhenium (186Re) obisbemeda based on specific dollar thresholds and tiered low single digit royalty rates until CPRIT receives the aggregate amount of 400% of the proceeds awarded under the CPRIT Grant, and certain reporting requirements.			The CPRIT Grant is subject to customary CPRIT funding conditions, including, but not limited to, a matching fund requirement (one dollar for every two dollars awarded by CPRIT), revenue sharing obligations upon commercialization of rhenium (186Re) obisbemeda based on specific dollar thresholds and tiered low single digit royalty rates until CPRIT receives the aggregate amount of 400% of the proceeds awarded under the CPRIT Grant, and certain reporting requirements.
Contract effective date	Aug. 31, 2022
Contract termination date	Aug. 30, 2025
Percentage of aggregate amount of proceeds awarded under CPRIT grant	400.00%				400.00%
Percentage of grant proceeds with interest not exceed annually	5.00%
Identified eligible reimbursable costs			168,000	$ 637,000
Increase in grant revenue					$ 637,000
CPRIT Contract [Member] | Grant [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized		$ 1,700,000	$ 500,000		$ 4,900,000	$ 200,000